Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Components of the Income (Loss) Before Income Tax

The components of the income (loss) before income taxes are as follows:

	For the Years Ended December 31,
	2024	2023	2022
PRC subsidiaries	$(1,553,764)	$(142,834)	$(3,139,016)
Singapore subsidiary	507,046	(175,753)	—
Hong Kong and Cayman subsidiaries	(8,545,521)	12,009,485	12,511,852
	$(9,592,239)	$11,690,898	$9,372,836

Schedule of Income Tax Expenses (Benefits)

For the years ended December 31, 2024, 2023 and 2022, the income tax expenses (benefits) were comprised of the following:

	For the Years Ended December 31,
	2024	2023	2022
Current income tax expense	$163,006	$3,056,398	$2,078,737
Deferred income tax benefit	(2,335,833)	(1,115,546)	(609,512)
	$(2,172,827)	$1,940,852	$1,469,225

Schedule of Reconciliation of the Statutory Tax Rate

Below is a reconciliation of the statutory tax rate to the effective tax rate:

	For the Years Ended December 31,
	2024	2023	2022
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Effect of different income tax rates in other jurisdictions	0.1%	(0.1)%	(2.7)%
Effect of non-includable items	0.0%	3.3%	0.5%
Effect of preferential tax rates	1.3%	(0.1)%	0.5%
Effect of non-deductible expenses	(0.3)%	0.2%	(0.1)%
Effect of changes in valuation allowance	0.4%	(0.4)%	1.0%
Effect of prior year true up	4.7%	(2.7)%	0.0%
Effective tax rate	22.7%	16.7%	15.7%

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

Deferred tax assets and deferred tax liabilities as of December 31, 2024 and 2023 consist of the following:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Net operating losses carryforwards	$3,118,872	$2,338,356
Inventory write-down	1,100,135	-
Expected credit losses against other receivables	413,672	-
Operating lease liabilities	244,588	441,462
Total deferred tax assets, gross	4,877,267	2,779,818
Less: valuation allowance	-	(30,410)
	4,877,267	2,749,408
Deferred tax liabilities
Operating lease right-of-use assets	276,990	420,137
Total deferred tax assets, net	$4,600,277	$2,329,271

Schedule of Movement of Valuation Allowance of Deferred Tax Assets

Movement of valuation allowance of deferred tax assets for the years ended December 31, 2024 and 2023 were as the following:

	December 31, 2024	December 31, 2023
Opening balance	$30,410	$81,232
Addition	-	30,410
Reversal	(30,410)	(81,232)
Ending balance	$-	$30,410